HCM Dividend Sector Plus Fund

Class A Shares HCMNX

Class A1 Shares HCMWX

Investor Class Shares HCMPX

HCM Tactical Growth Fund

Class A Shares HCMGX

Investor Class Shares HCMDX

HCM Income Plus Fund

Class A Shares HCMEX

Investor Class Shares HCMKX

PROSPECTUS

November 1, 2017

Adviser:

1145 Hembree Road,

Roswell, Georgia 30076

www.howardcmfunds.com	1-855-969-8464

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Page

FUND SUMMARY – HCM DIVIDEND SECTOR PLUS FUND	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Investment Risks	2
Performance	3
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
FUND SUMMARY - HCM TACTICAL GROWTH FUND	6
Investment Objective	6
Fees and Expenses of the Fund	6
Principal Investment Strategies	7
Principal Investment Risks	7
Performance	9
Purchase and Sale of Fund Shares	10
Tax Information	10
Payments to Broker-Dealers and Other Financial Intermediaries	10
FUND SUMMARY - HCM INCOME PLUS FUND	11
Investment Objective	11
Fees and Expenses of the Fund	11
Principal Investment Strategies	12
Principal Investment Risks	12
Performance	14
Purchase and Sale of Fund Shares	14
Tax Information	14
Payments to Broker-Dealers and Other Financial Intermediaries	14
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	15
Investment Objective	15
Principal Investment Strategies	15
Principal Investment Risks	17
Temporary Investments	22
Portfolio Holdings Disclosure	23
Cybersecurity	23
MANAGEMENT	24
Investment Adviser	24
Portfolio Manager	25
HOW SHARES ARE PRICED	25
HOW TO PURCHASE SHARES	27
HOW TO REDEEM SHARES	33
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	36
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	37
DISTRIBUTION OF SHARES	38
Distributor	38
Distribution Fees	38
Additional Compensation to Financial Intermediaries	38
Householding	38
FINANCIAL HIGHLIGHTS	39

FUND SUMMARY – HCM DIVIDEND SECTOR PLUS FUND

Investment Objective: Long-term capital growth.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the HCM Dividend Growth Fund (the “Fund”). You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 27 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class A1	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	5.75%	None
Maximum Deferred Sales Charge (Load)	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	0.40%	1.00%
Other Expenses	0.25%	0.25%	0.25%
Line of Credit Interest Expense	0.57%	0.58%	0.58%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	2.33%	2.49%	3.09%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual expenses.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$798	$1,261	$1,749	$3,088
A1	$813	$1,306	$1,824	$3,238
Investor	$312	$954	$1,620	$3,402

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2017, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

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Principal Investment Strategies: The Fund seeks to achieve its investment objective through investments in (i) dividend paying equity securities of companies included in the S&P 500; and (ii) cash and cash equivalents and put options.

The Fund’s investment adviser seeks to invest in companies in the S&P 500 of any market capitalization that are paying the highest dividend yields in each of the 10 major S&P 500 industry sectors.

The Fund’s investment adviser uses the HCM – BuyLine®, its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The BuyLine uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser (as defined below) starts to reduce the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. The Adviser uses its discretion to determine how much the Fund will be in or out of the market based on the strength of the trend identified by the BuyLine. When the Fund is out of the market, it will invest in cash and cash equivalents and/or put options to hedge the portfolio’s equity securities and to reduce volatility. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it will invest in equity securities. The Fund may be invested from 0-100% in cash and cash equivalents and/or put options and 0-100% in equities depending on the strength of the trend identified by the BuyLine.

In addition, the Fund may leverage up to 33 1/3% of the Fund using a line of credit to purchase equities.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program and you should consider it just one part of your total investment program. Many factors affect the Fund’s net asset value and performance.

•	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.
•	Equity Securities Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.
•	Leverage Risk: The Fund may use leverage. Using leverage can magnify a mutual fund’s potential for gain or loss and; therefore, amplify the effects of market volatility on a mutual fund’s share price.
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•	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.
•	Market Risk: Overall equity market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.
•	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.
•	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.
•	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.
•	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Performance: The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A1 and Investor Class shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class A1 and Investor Class shares would be different from Class A shares because Class A1 and Investor Class shares have different expenses than Class A shares. Updated performance information will be available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

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Class A Performance Bar Chart For Calendar Years Ended December 31

(Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	12/31/16	10.24%
Worst Quarter:	6/30/16	2.86%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2017, was 9.65%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2016)

	One Year	Since Inception (3-11-15)
Class A shares
Return before taxes	24.48%	13.16%
Return after taxes on distributions	22.19%	11.34%
Return after taxes on distributions and sale of Fund shares	14.51%	9.54%
Class A1 shares
Return before taxes	24.58%	13.21
Investor Class shares
Return before taxes	30.98%	16.20%
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)	11.96%	7.55%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

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Investment Adviser: Howard Capital Management, Inc. (the “Adviser”).

Portfolio Manager: Vance Howard, President, CEO, Chairman of the Board and founder of the Adviser, has served the Fund as its Portfolio Manager since it commenced operations in 2015.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$250
A1	$2,500	$1,000	$500	$250
Investor	$2,500	$1,000	$500	$250

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY - HCM TACTICAL GROWTH FUND

Investment Objective: Long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the HCM Tactical Growth Fund (the “Fund”). You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $200,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 27 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.56%	0.56%
Acquired Fund Fees and Expenses(1)	0.51%	0.51%
Total Annual Fund Operating Expenses	2.57%	3.32%
Fee Waiver and Expense Reimbursement(2)	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses	2.50%	3.25%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds (“ETFs”).
(2)	The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.99% and 2.74%, of average daily net assets attributable to Class A and Investor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recapture. This agreement may be terminated only by the Trust’s Board, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

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Class	1 Year	3 Years	5 Years	10 Years
A	$814	$1,322	$1,856	$3,308
Investor	$328	$1,015	$1,725	$3,608

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2017, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective through investments in (i) domestic equity securities of any market capitalization; (ii) other investment companies (mutual funds (including mutual funds that use leverage), closed-end funds and ETFs); and (iii) cash and cash equivalents and put options.

The Fund’s investment adviser uses the HCM – BuyLine®, its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The BuyLine uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser starts to reduce the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. The Adviser uses its discretion to determine how much the Fund will be in or out of the market based on the strength of the trend identified by the BuyLine. When the Fund is out of the market, it will invest in cash and cash equivalents and/or put options to hedge the portfolio’s equity securities and to reduce volatility. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it will invest in equity securities. The Fund may be invested from 0-100% in cash and cash equivalents and/or put options and 0-100% in equities depending on the strength of the trend identified by the BuyLine.

When the Fund is in the market, the Fund’s portfolio will be comprised of equities of companies whose earnings are growing, while the remaining portion of the Fund’s portfolio will be invested in investment companies. These investment companies will invest in equity securities of companies in sectors selected by the Adviser’s proprietary quantitative model, Spartacus, which indicates which sectors are outperforming other sectors at any given time based on the Adviser’s proprietary strength criteria.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

•	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.
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•	Equity Securities Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.
•	Leverage Risk: The mutual funds in which the Fund may invest may use leverage. Using leverage can magnify a mutual fund’s potential for gain or loss and; therefore, amplify the effects of market volatility on a mutual fund’s share price.
•	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.
•	Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.
•	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.
•	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.
•	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.
•	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.
•	Underlying Funds Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETFs and mutual fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

8

Performance: The bar chart and performance table show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Investor Class shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Investor Class shares would be different from Class A shares because Investor Class shares have different expenses than Class A shares. Updated performance information will be available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Class A Performance Bar Chart For Calendar Years Ended December 31

(Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	12/31/15	10.10%
Worst Quarter:	9/30/15	(12.67)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2017, was 22.12%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2016)

	One Year	Since Inception (7-30-14)
Class A shares
Return before taxes	4.20%	(1.08)%
Return after taxes on distributions	4.20%	(1.24)%
Return after taxes on distributions and sale of Fund shares	2.38%	(0.83)%
Investor Class shares
Return before taxes	9.71%	0.86%
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)	11.96%	7.71%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	0.10%	(0.58)%
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After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

Investment Adviser: Howard Capital Management, Inc. (the “Adviser”).

Portfolio Manager: Vance Howard, President, CEO, Chairman of the Board and founder of the Adviser, has served the Fund as its Portfolio Manager since it commenced operations in 2014.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$250
Investor	$2,500	$1,000	$500	$250

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY - HCM INCOME PLUS FUND

Investment Objective: Total return.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the HCM Income Plus Fund (the “Fund”). You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 27 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.46%	0.46%
Acquired Fund Fees and Expenses(1)	0.37%	0.37%
Total Annual Fund Operating Expenses	2.03%	2.78%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including ETFs.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 years	10 years
A	$769	$1,175	$1,605	$2,798
Investor	$281	$862	$1,469	$3,109

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2017, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

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Principal Investment Strategies: The Fund seeks to achieve its investment objective through investments in ETFs that invest in foreign (including emerging markets) and domestic (i) equity securities of any market capitalization; and (ii) fixed income securities of any maturity, duration and credit quality (including “junk bonds”).

The Fund’s investment adviser uses its proprietary quantitative model to assist in determining when and which asset classes are bought and sold. This model mathematically attempts to keep the Fund in the strongest sector or sectors at any given time as measured by the model. If a sector weakens, the model suggests a stronger sector into which the Fund should allocate its assets. The model’s calculations are updated daily and evaluated weekly to determine whether the Fund’s holdings require a reallocation. If a reallocation is required, weaker holdings are replaced with the stronger assets as determined by the model.

The Adviser will maintain the ability to invest a large percentage the Fund’s holdings in one asset class of the market. The overall asset allocation of the Fund will not be fixed. It can and will change significantly over time as the Adviser decides to buy and sell any holding of the portfolio in response to changes in the model’s quantitative measures as a means to take advantage of changes in U.S. and global market trends. The Adviser may engage in frequent buying and selling of the portfolio securities to achieve the Fund’s investment objectives.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

•	Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.
•	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.
•	Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.
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•	Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.
•	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.
•	Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.
•	Limited History of Operations: The Fund has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.
•	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.
•	Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.
•	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.
•	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.
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•	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.
•	Underlying Funds Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each investment company is subject to specific risks, depending on the nature of the fund.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Investment Adviser: Howard Capital Management, Inc. (the “Adviser”).

Portfolio Manager: Vance Howard, President, CEO, Chairman of the Board and founder of the Adviser, has served the Fund as its Portfolio Manager since it commenced operations in 2016.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$250
Investor	$2,500	$1,000	$500	$250

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT
PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective:

HCM Dividend Sector Plus Fund

The Fund seeks long-term capital growth.

HCM Tactical Growth Fund

The Fund seeks long-term capital appreciation.

HCM Income Plus Fund

The Fund seeks total return.

Each Fund’s investment objective may be changed by the Trust’s Board upon 60 days’ written notice to shareholders.

Principal Investment Strategies:

HCM Dividend Sector Plus Fund

The Fund seeks to achieve its investment objective through investments in (i) dividend paying equity securities of companies included in the S&P 500; and (ii) cash and cash equivalents and put options.

The Fund’s investment adviser seeks to invest in companies in the S&P 500 that are paying the highest dividend yields in each of the 10 major S&P 500 industry sectors.

The Fund’s investment adviser uses the HCM – BuyLine®, its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The BuyLine uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser starts to reduce the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. A number of indicators comprise the BuyLine, with the ratio of new highs to new lows over different time horizons having the heaviest weight. The Adviser uses its discretion to determine how much the Fund will be in or out of the market based on the strength of the trend identified by the BuyLine. When the Fund is out of the market, it will invest in cash and cash equivalents and/or put options to hedge the portfolio’s equity securities and to reduce volatility. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it will invest in equity securities. The Fund may be invested from 0-100% in cash and cash equivalents and/or put options and 0-100% in equities depending on the strength of the trend identified by the BuyLine.

In addition, the Fund may leverage up to 33 1/3% of the Fund using a line of credit to purchase equities.

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HCM Tactical Growth Fund

The Fund seeks to achieve its investment objective through investments in (i) domestic equity securities of any market capitalization; (ii) investment companies (mutual funds (including mutual funds that use leverage), closed-end funds and ETFs); and (iii) cash and cash equivalents.

The Fund’s investment adviser uses the HCM – BuyLine®, its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The BuyLine uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser starts to reduce the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. A number of indicators comprise the BuyLine, with the ratio of new highs to new lows over different time horizons having the heaviest weight. The Adviser uses its discretion to determine how much the Fund will be in or out of the market based on the strength of the trend identified by the BuyLine. When the Fund is out of the market, it will invest in cash and cash equivalents and/or put options to hedge the portfolio’s equity securities and to reduce volatility. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it will invest in equity securities. The Fund may be invested from 0-100% in cash and cash equivalents and/or put options and 0-100% in equities depending on the strength of the trend identified by the BuyLine.

When the Fund is in the market, the Fund’s portfolio will be comprised of equities of companies whose earnings are growing, while the remaining portion of the Fund’s portfolio will be invested in investment companies. These investment companies will invest in equity securities of companies in sectors selected by the Adviser’s proprietary quantitative model, Spartacus, which indicates which sectors are outperforming other sectors at any given time based on the Adviser’s proprietary strength criteria. The Adviser relies solely on the information provided by Spartacus in determining the sectors in which the Fund will invest through its investments in other investment companies.

HCM Income Plus Fund

The Fund seeks to achieve its investment objective through investments in unaffiliated ETFs that invest in foreign (including emerging markets) and domestic (i) equity securities of any market capitalization and (ii) fixed income securities of any maturity, duration, and credit quality (including “junk bonds”).

The Fund’s investment adviser uses its proprietary quantitative model to assist in determining when and which asset classes are bought and sold. This model mathematically attempts to keep the Fund in the strongest sector or sectors at any given time as measured by the model. The model evaluates indicators relating to momentum and relative strength in determining the strongest sectors. If a sector weakens, the model suggests a stronger sector into which the Fund should allocate its assets. The model’s calculations are updated daily and evaluated weekly to determine whether the Fund’s holdings require a reallocation. If a reallocation is required, weaker holdings are replaced with the stronger assets as determined by the model.

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The Adviser will maintain the ability to invest a large percentage the Fund’s holdings in one asset class of the market. The overall asset allocation of the Fund will not be fixed. It can and will change significantly over time as the Adviser decides to buy and sell any holding of the portfolio in response to changes in the model’s quantitative measures as a means to take advantage of changes in U.S. and global market trends. The Adviser may engage in frequent buying and selling of the portfolio securities to achieve the Fund’s investment objectives.

Principal Investment Risks:

The following risks may apply to each Fund’s direct investments as well as the Funds’ indirect risks through investing in investment companies.

Each Fund is subject to the following investment risks as noted below.

	HCM Dividend Sector Plus Fund	HCM Tactical Growth Fund	HCM Income Plus Fund
Cash and Cash Equivalent Risk	X	X
Duration Risk			X
Emerging Markets Risk			X
Equity Securities Risk	X	X	X
Fixed Income Risk			X
Foreign Securities Risk			X
Investment Model Risk	X	X	X
Junk Bonds Risk			X
Leverage Risk	X	X
Limited History of Operations			X
Management Risk	X	X	X
Market Risk	X	X	X
Options Risk	X	X
Sector Risk	X	X	X
Small and Medium Capitalization Risk	X	X	X
Turnover Risk	X	X	X
Underlying Fund Risk		X	X
•	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.
•	Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.
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•	Emerging Markets Risk: The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.
•	Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.
•	Fixed Income Risk: Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. When the Fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause the Fund’s share price to fluctuate or decline more than other types of equity investments.
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•	Foreign Securities Risk: To the extent the Fund invest in foreign securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, the Fund may be exposed to greater risk and will be more dependent on the Adviser’s ability to assess such risk than if the Fund invested solely in more developed countries.
•	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.
•	Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s share price.
•	Leverage Risk: The Fund may use leverage, which can amplify the effects of market volatility on a mutual fund’s share price and make a mutual fund’s returns more volatile. The use of leverage may cause the mutual funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.
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•	Limited History of Operations: The Fund has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation. Mutual funds and their Advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the Adviser’s management of individual and institutional accounts. As a result, the Adviser may not achieve its intended result in managing the Fund.
•	Management Risk: The Adviser’s reliance on its strategy and its judgments about the value and potential appreciation securities in which the Fund invests may prove to be incorrect, including the Adviser’s tactical allocation of the Fund’s portfolio among its investments. The ability of the Fund to meet its investment objective is directly related to the Adviser’s proprietary investment process. The Adviser’s assessment of the relative value of securities, their attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.
•	Market Risk: Overall equity market risk, including volatility, may affect the value of individual instruments in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
•	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.
•	Sector Risk: The Funds may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Funds may be adversely impacted by events or developments in a sector or group of sectors. These events or developments might include additional governmental regulation, resource shortages or surpluses, changes in consumer demands or improvements in technology that make products or services of a particular sector less desirable.
•	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.
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•	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.
•	Underlying Fund Risk: The Fund invests in investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund will be higher than the cost of investing directly in investment companies and may be higher than other investment companies that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the Fund to lose money if the value of a security sold short by the Underlying Fund in which the Fund invests, does not go down as the Underlying Fund manager expects. Additional risks of investing in investment companies are described below:
o	ETF Tracking Risk: Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices.
o	Expense Risk: The Fund invests in Underlying Funds. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in an investment company and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.
o	Leveraging Risk: The use of leverage by the Underlying Funds, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Underlying Fund’s gains or losses. During periods in which an Underlying Fund is utilizing financial leverage, the fees that are payable to its Adviser as a percentage of the Underlying Fund’s assets may be higher than if the Underlying Fund did not use leverage, because the fees are calculated as a percentage of the Underlying Fund’s assets, including those purchased with leverage.
o	Management Risk: When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.
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o	Mutual Fund Risk (HCM Tactical Growth Fund): The strategy of investing in Underlying Funds that are mutual funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the Adviser considers optimal. The Fund intends to purchase mutual funds that are either no-load or waive the sales load for purchases made by the Fund. The Fund will not purchase mutual funds that charge a sales load upon redemption, but the Fund may purchase mutual funds that have an early redemption fee. In the event that a mutual fund charges a redemption fee, then you will indirectly bear the expense by investing in the Fund. Mutual funds whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the mutual fund’s outstanding shares during any period of less than 30 days. Shares held by the Fund in excess of 1% of a mutual fund’s outstanding shares therefore, may be considered not readily marketable securities, which together with other such securities, may not exceed 15% of the Fund’s total assets. When the Fund focuses its investments in certain mutual funds, the Fund’s portfolio will have a risk profile for such investments that will correspond to that of such mutual funds and Management Risk, described above, increases proportionately.
o	Net Asset Value and Market Price Risk: The market value of the closed-end shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trades at a premium or discount to net asset value.
o	Strategies Risk: Each Underlying Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Funds may invest 100% of their total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Funds are in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Funds invest in money market mutual funds for cash positions, there will be some duplication of expenses because shareholders will pay the fees and expenses of the Funds and, indirectly, the fees and expenses of the underlying money market funds. The Funds may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

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Portfolio Holdings Disclosure: A description of the Funds’ policies regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

Cybersecurity: The computer systems, networks and devices used by the Funds and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and its service providers, systems, networks, or devices potentially can be breached. The Funds and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

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MANAGEMENT

Investment Adviser: Howard Capital Management, Inc. (the “Adviser”), 1145 Hembree Road, Roswell GA 30076, serves as investment adviser to the Funds. Subject to the authority of the Trust’s Board, the Adviser is responsible for management of the Fund’s investment portfolio. The Adviser is responsible for selecting the Funds’ investments according to the Funds’ investment objective, policies and restrictions. The Adviser was established in 1999 to provide, develop, and implement various proprietary trading systems. As of June 30, 2017, it had approximately $610 million in assets under management.

Pursuant to an advisory agreement between the Funds and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee listed in the table below as a percentage of each Fund’s average daily net assets. The Adviser has contractually agreed to waive its fees and reimburse expenses of the HCM Dividend Sector Plus Fund, HCM Tactical Growth Fund and HCM Income Plus Fund, at least until October 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees), and contractual indemnification of Fund service providers (other than the Adviser) will not exceed the percentages shown in the table below. These fee waivers and expense reimbursements are subject to possible recoupment from the Funds within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. These agreements may be terminated only by the Trust’s Board, on 60 days’ written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

Each Fund’s Advisory fees and expense limits are as shown below:

Fund	Advisory Fee	Expense Limitation
HCM Dividend Sector Plus	1.25%	Class A 1.99% Class A1 2.14% Investor Class 2.74%
HCM Tactical Growth Fund	1.25%	Class A 1.99% Investor Class 2.74%
HCM Income Plus Fund	0.95%	Class A 1.99% Investor Class 2.74%

During the fiscal year ended June 30, 2017, the Funds paid an aggregate of the percentages shown below of its average net assets to the Adviser (after fee waivers).

Fund	Net Management Fee Received After Waivers
HCM Dividend Sector Plus	1.25%
HCM Tactical Growth Fund	1.18%
HCM Income Plus Fund	0.95%
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A discussion regarding the basis for the Trust’s Board approval of the advisory agreement is or will be available in the Funds’ annual or semi-annual report to shareholders, noted below.

Fund	Date of Shareholder Report with Discussion of Board Approval of Advisory Agreement
HCM Dividend Sector Plus	06/30/17
HCM Tactical Growth Fund	06/30/17
HCM Income Plus Fund	12/31/16

Portfolio Manager: The Funds are managed on a day to day basis by Vance Howard. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Funds.

Mr. Howard has been the President, CEO, Chairman of the Board and founder of the Adviser since 1999. Prior to forming the Adviser, Mr. Howard was the President, CEO, Chairman and founder of Chartered Financial Services, Inc., an investment advisory firm.

HOW SHARES ARE PRICED

Shares of the Funds are sold at net asset value (“NAV”). The NAV of each Fund is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Funds’ securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid ask prices on such exchanges. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-

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counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or sub-Adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Funds. Because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Funds’ portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing the NAV, the Funds value foreign securities held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Funds’ portfolios, particularly foreign securities, occur after the close of trading on a foreign market but before the Funds price their shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Funds calculate their NAV, the Adviser may need to price the security using the Funds’ fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Funds’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Funds’ NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Funds’ net asset values are calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes three classes of shares offered by the HCM Dividend Sector Plus Fund: Class A, Class A1, and Investor Class, and two classes of shares offered by the HCM Tactical Growth Fund and HCM Income Plus Fund: Class A and Investor Class. The Funds offer these classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below so that you can choose the class that best suits your investment needs. The main differences between each class are sales charges, ongoing fees and minimum investment. For information on ongoing distribution fees, see Distribution Fees on page 38 of this Prospectus. Each class of shares in each Fund represents interest in the same portfolio of investments within the Funds. There is no investment minimum on reinvested distributions and the Funds may change investment minimums at any time. The Funds reserve the right to waive sales charges, as described below. The Funds and the Adviser may each waive investment minimums at their individual discretion. Not all share classes may be available for purchase in all states.

Factors to Consider When Choosing a Share Class

When deciding which class of shares of the Funds to purchase, you should consider your investment goals, present and future amounts you may invest in the Funds, and the length of time you intend to hold your shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Funds’ expenses over time in the Fees and Expenses of the Funds section for the Funds in this Prospectus. You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Class A Shares and Class A1 Shares

Class A shares and Class A1 shares (referred to in this section as “Class A” shares) are offered at the public offering price, which is net asset value per share plus the applicable sales charge. Class A shares pay up to 0.25% and Class A1 shares pay up to 0.40% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Funds and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class A and A1 shareholder’s investment and may cost more than other types of sales charges. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of “Right of Accumulation” and “Letter of Intent” below. The Funds reserve the right to waive any load as described below. The following sales charges apply to your purchases of Class A shares of the Funds.

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Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	1.00%	1.01%	1.00%
(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Funds’ distributor, Northern Lights Distributors, LLC (the “distributor”), in writing of the reduction for which you are eligible and supply your account number at the time of purchase. You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of the Funds held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•	Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment adviser);
•	Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs; and
•	Shares held directly in the Funds account on which the broker-dealer (financial adviser) of record is different than your current purchase broker-dealer.

Letters of Intent: Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of $25,000, during a 13-month period. The 13-month period begins upon the date of the LOI. At your written request, Class A shares purchases made during the 90 days prior to the LOI may be included. The amount you agree to purchase determines the initial sales charge you pay.

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If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of the Funds within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Funds at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Funds that you intend to do so in writing. The Funds must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

•	Current and retired directors and officers of the Funds sponsored by the Adviser or any of its subsidiaries, their immediate families (i.e., spouse, children, mother or father) and any purchases referred through the Adviser.
•	Employees of the Adviser and their immediate families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
•	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds’ shares and their immediate families.
•	Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.
•	Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.
•	Institutional investors (which may include bank trust departments and registered investment advisers).
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•	Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.
•	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.
•	Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Funds are part of an omnibus account. A minimum initial investment of $1 million in the Funds is required. The distributor in its sole discretion may waive these minimum dollar requirements.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”). Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

Investor Class Shares

Investor Class shares of the Funds are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Investor Class shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Funds and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of an Investor Class shareholder’s investment and may cost more than other types of sales charges.

HCM Dividend Sector Plus Fund - Minimum and Additional Investment Amounts: The minimum initial and subsequent investment by class of shares is:

Class	Initial Investment		Subsequent Investment
	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$250
A1	$2,500	$1,000	$500	$250
Investor	$2,500	$1,000	$500	$250

HCM Tactical Growth Fund - Minimum and Additional Investment Amounts: The minimum initial and subsequent investment by class of shares is:

Class	Initial Investment		Subsequent Investment
	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$250
Investor	$2,500	$1,000	$500	$250

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HCM Income Plus Fund - Minimum and Additional Investment Amounts: The minimum initial and subsequent investment by class of shares is:

Class	Initial Investment		Subsequent Investment
	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$250
Investor	$2,500	$1,000	$500	$250

The Funds reserve the right to waive any minimum. There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Funds.

You may purchase shares of the Funds by sending a completed application form to the following address:

Regular Mail HCM Dividend Sector Plus Fund HCM Tactical Growth Fund HCM Income Plus Fund c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail HCM Dividend Sector Plus Fund HCM Tactical Growth Fund HCM Income Plus Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Funds in verifying your identity. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers: You may invest in the Funds through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a brokers authorized designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

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Purchase by Wire: If you wish to wire money to make an investment in the Funds, please call the Funds at 1-855-969-8464 for wiring instructions and to notify the Funds that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Funds will normally accept wired funds for investment on the day received if they are received by the Funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan: You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Funds at 1-855-969-8464 for more information about the Funds’ Automatic Investment Plan.

Each Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. The Funds will not accept payment in cash, credit cards or third party checks. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: Gemini Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed: All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Funds receive your application or request in good order. All requests received in good order by the Funds before the close of regular trading on the NYSE every day the NYSE is open for business. The NYSE normally closes at 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next day that the NYSE is open for business.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•         the name of the Funds and share class;

•         the dollar amount of shares to be purchased; and

•         a completed purchase application or investment stub check payable to the
“HCM Dividend Sector Plus Fund,” “HCM Tactical Growth Fund” or
“HCM Income Plus Fund.”

Retirement Plans: You may purchase shares of the Funds for your individual retirement plans. Please call the Funds at 1-855-969-8464 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

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HOW TO REDEEM SHARES

Redeeming Shares: You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular Mail HCM Dividend Sector Plus Fund HCM Tactical Growth Fund HCM Income Plus Fund c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail HCM Dividend Sector Plus Fund HCM Tactical Growth Fund HCM Income Plus Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

Redemptions through Broker: If shares of the Funds are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Funds. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Funds’ transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Redemptions in Kind: The Funds reserve the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than the lesser of $250,000 or 1% of the Funds’ assets. The securities will be chosen by the Funds and valued under the Funds’ net asset value procedures. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent: Once the Funds receive your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions. If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank.

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Good Order: Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•         The request should be in writing, indicating the number of shares or dollar amount to be redeemed;

•         The request must identify your account number;

•         The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•         If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Redemption Fee: The Funds will deduct a 1.00% redemption fee on your redemption amount if you sell your shares within 30 days of purchase. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 30 days or more are not subject to the 1.00% fee. Redemption fees are paid to the Funds directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Funds have elected not to impose the redemption fee for:

•         redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•         certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;

•         redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial adviser as part of a periodic rebalancing;

•	redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;

•         involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees; or

•         other types of redemptions as the Adviser or the Trust may determine in special situations and approved by the Funds’ or the Adviser’s Chief Compliance Officer.

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Suspension of Redemptions: Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times: (a) when the NYSE is closed, other than customary weekend and holiday closings; (b) when trading on that exchange is restricted for any reason; (c) when an emergency exists as a result of which disposal by the Funds of securities owned is not reasonably practicable or it is not reasonably practicable for the Funds to fairly determine the value of net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or (d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption. In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Funds with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

•	you request a redemption to be made payable to a person not on record with the Trust, on behalf of the Funds;
•	you request that a redemption be mailed to an address other than that on record with the Trust, on behalf of the Funds;
•	the proceeds of a requested redemption exceed $50,000;
•	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
•	your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances: If at any time your account balance in the Funds falls below $2,500, the Funds may notify you that, unless the account is brought up to at least $2,500 within 30 days of the notice; your account could be closed. After the notice period, the Funds may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below required minimums due to a decline in NAV. The Funds will not charge any redemption fee on involuntary redemptions.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of the Funds can harm all Fund shareholders by disrupting the Funds’ investment strategies, increasing Funds expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Trust’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include, but are not limited to:

•	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s policies regarding market timing and trading policy (“Market Timing Trading Policy”); and
•	Assessing a 1.00% redemption fee for shares sold less than 30 days after purchase.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Funds as described in the Funds’ Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Funds.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Trust, on behalf of the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in its ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with

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the Trust, on behalf of the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Funds or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Funds’ shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Funds.)

The Funds intend to distribute substantially all of its net investment income and net capital gains annually in December. Both distributions will be reinvested in shares of each Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from each Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend, redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Funds are required to withhold taxes if a number is not delivered to each Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisers to determine the tax consequences of owning the Funds’ shares.

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DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, Nebraska 68130, is the distributor for the shares of the Funds. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution Fees: The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A shares, Class A1 shares (for HCM Dividend Sector Plus Fund only), and Investor Class shares pursuant to Rule 12b-1 (each a “Plan” and collectively, the “Plans”) under Rule 12b-1, pursuant to which the Funds pay the Funds’ distributor an annual fee for distribution and shareholder servicing expenses of 0.25% of the Funds’ average daily net assets attributable to the Class A shares, 0.40% of the Funds’ average daily net assets attributable to the Class A1 shares, and 1.00% of each Fund’s average daily net assets attributable to the Investor Class shares. Over time, fees paid under each Plan will increase the cost of a shareholder’s investment and may cost more than other types of sales charges.

The Funds’ distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Additional Compensation to Financial Intermediaries: The Funds’ distributor, its affiliates, and the Funds’ adviser and its affiliates may, at their own expense and out of their own assets including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of the Funds or assist in the marketing of the Funds. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding: To reduce expenses, the Funds mail only one copy of a Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-855-969-8464 on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

38

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by RSM US LLP, whose report, along with each Fund’s financial statements, are included in each Fund’s June 30, 2017 annual report, which is available at no charge upon request.

HCM Dividend Sector Plus Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Year Ended		Period Ended
Class A	June 30, 2017		June 30, 2016		June 30, 2015(1)
Net asset value, beginning of period	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income(2)	0.29		0.27		0.06
Net realized and unrealized gain on investments	2.42		0.71		0.09
Total from investment operations	2.71		0.98		0.15

Less distributions from:
Net investment income	(0.20)		(0.12)		—
Net realized gains	(0.50)		(0.21)		—
Total distributions	(0.70)		(0.33)		—
Paid-in-Capital From Redemption Fees	0.00	(9)	0.00	(9)	—
Net asset value, end of period	$12.81		$10.80		$10.15
Total return(3)	25.37%		10.11%		1.50	%(8)(12)
Net assets, at end of period (000s)	$219,218		$76,321		$36,932
Ratio of gross expenses to average net assets(4)(5)(6)(13)	2.32	%(11)	2.19	%(11)	2.38%
Ratio of net expenses to average net assets(5)(6)(14)	2.33	%(10)	2.24	%(10)	1.99%
Ratio of net investment income to average net assets(5)(6)(7)	2.33%		2.70%		1.76%
Portfolio Turnover Rate	100%		163%		54	%(8)

(1)	The HCM Dividend Sector Plus Fund’s Class A shares commenced operations on March 11, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Annualized for periods less than one year.
(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Amount represents less than $0.005 per share.
(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.
(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.
(12)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.
(13)	Ratio of gross expenses to average net assets (excluding interest expense)(4)(5)(6) 1.75%
(14)	Ratio of net expenses to average net assets (excluding interest expense)(4)(5) 1.76%
39

HCM Dividend Sector Plus Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Year Ended		Period Ended
Class A1	June 30, 2017		June 30, 2016		June 30, 2015(1)
Net asset value, beginning of period	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income(2)	0.24		0.36		0.00	(9)
Net realized and unrealized gain on investments	2.46		0.62		0.15
Total from investment operations	2.70		0.98		0.15

Less distributions from:
Net investment income	(0.20)		(0.12)		—
Net realized gains	(0.50)		(0.21)		—
Total distributions	(0.70)		(0.33)		—
Net asset value, end of period	$12.80		$10.80		$10.15
Total return(3)	25.27%		10.11%		1.50	%(8)(13)
Net assets, at end of period (000s)	$501		$11	(12)	$10	(12)
Ratio of gross expenses to average net assets(4)(5)(6)(14)	2.48	%(11)	2.34	%(11)	2.53%
Ratio of net expenses to average net assets(5)(6)(15)	2.48	%(10)	2.39	%(10)	2.14%
Ratio of net investment income to average net assets(5)(6)(7)	1.89%		2.85%		1.91%
Portfolio Turnover Rate	100%		163%		54	%(8)

(1)	The HCM Dividend Sector Plus Fund’s Class A1 shares commenced operations on March 11, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Annualized for periods less than one year.
(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Amount represents less than $0.005 per share.
(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.
(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.
(12)	Actual net assets, not truncated.
(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.
(14)	Ratio of gross expenses to average net assets (excluding interest expense)(4)(5)(6) 1.90%
(15)	Ratio of net expenses to average net assets (excluding interest expense)(4)(5) 1.90%
40

HCM Dividend Sector Plus Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Year Ended		Period Ended
Investor Class	June 30, 2017		June 30, 2016		June 30, 2015(1)
Net asset value, beginning of period	$10.74		$10.15		$10.00
Activity from investment operations:
Net investment income(2)	0.19		0.18		0.00	(9)
Net realized and unrealized gain on investments	2.41		0.72		0.15
Total from investment operations	2.60		0.90		0.15

Less distributions from:
Net investment income	(0.17)		(0.10)		—
Net realized gains	(0.50)		(0.21)		—
Total distributions	(0.67)		(0.31)		—
Paid-in-Capital From Redemption Fees	0.00	(9)	0.00	(9)	—
Net asset value, end of period	$12.67		$10.74		$10.15
Total return(3)	24.49%		9.25%		1.50	%(8)(13)
Net assets, at end of period (000s)	$23,328		$3,313		$10	(12)
Ratio of gross expenses to average net assets(4)(5)(6)(14)	3.08	%(11)	2.94	%(11)	3.13%
Ratio of net expenses to average net assets(5)(6)(15)	3.08	%(10)	2.99	%(10)	2.74%
Ratio of net investment income to average net assets(5)(6)(7)	1.56%		3.44%		2.51%
Portfolio Turnover Rate	100%		163%		54	%(8)

(1)	The HCM Dividend Sector Plus Fund’s Investor Class shares commenced operations on March 11, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Annualized for periods less than one year.
(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Amount represents less than $0.005 per share.
(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.
(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.
(12)	Actual net assets, not truncated.
(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.
(14)	Ratio of gross expenses to average net assets (excluding interest expense)(4)(5)(6) 2.50%
(15)	Ratio of net expenses to average net assets (excluding interest expense)(4)(5) 2.50%
41

HCM Tactical Growth Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended		Period Ended
Class A	June 30, 2017	June 30, 2016		June 30, 2015(1)
Net asset value, beginning of period	$8.75	$9.71		$10.00
Activity from investment operations:
Net investment income (loss)(2)	(0.09)	(0.00	)(9)	0.01
Net realized and unrealized gain (loss) on investments	2.98	(0.83)		(0.29)
Total from investment operations	2.89	(0.83)		(0.28)

Less distributions from:
Net investment income	—	—		(0.01)
Net realized gains	—	(0.13)		—
Total distributions	—	(0.13)		(0.01)
Paid-in-Capital From Redemption Fees(9)	0.00	0.00		0.00
Net asset value, end of period	$11.64	$8.75		$9.71
Total return(3)	33.03%	(8.55)%		(2.77	)%(8)
Net assets, at end of period (000s)	$51,916	$25,631		$24,318
Ratio of gross expenses to average net assets(4)(5)(6)	2.06%	2.26%		2.52%
Ratio of net expenses to average net assets(5)(6)	1.99%	1.99%		1.99%
Ratio of net investment income (loss) to average net assets(5)(6)(7)	(0.87)%	(0.04)%		0.15%
Portfolio Turnover Rate	67%	238%		247	%(8)

(1)	The HCM Tactical Growth Fund’s Class A shares commenced operations on July 30, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Annualized for periods less than one year.
(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Amount represents less than $0.005 per share.

42

HCM Tactical Growth Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Year Ended	Year Ended	Period Ended
Investor Class	June 30, 2017	June 30, 2016	June 30, 2015(1)
Net asset value, beginning of period	$8.69	$9.72	$10.00
Activity from investment operations:
Net investment income (loss)(2)	(0.18)	(0.09)	0.00	(10)
Net realized and unrealized gain (loss) on investments	2.97	(0.81)	(0.28)
Total from investment operations	2.79	(0.90)	(0.28)

Less distributions from:
Net realized gains	—	(0.13)	—
Total distributions	—	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(10)	0.00	(10)	—
Net asset value, end of period	$11.48	$8.69	$9.72
Total return(3)	32.11%	(9.26)%	(2.80	)%(8)
Net assets, at end of period (000s)	$4,265	$453	$10	(9)
Ratio of gross expenses to average net assets(4)(5)(6)	2.81%	3.01%	3.27%
Ratio of net expenses to average net assets(5)(6)	2.74%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets(5)(6)(7)	(1.62)%	(1.09)%	0.90%
Portfolio Turnover Rate	67%	238%	247	%(8)

(1)	The HCM Tactical Growth Fund’s Investor Class shares commenced operations on July 30, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Annualized for periods less than one year.
(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Actual net assets, not truncated.
(10)	Amount represents less than $0.005 per share.

43

HCM Income Plus Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
Class A	June 30, 2017(1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income(2)	0.15
Net realized and unrealized gain on investments	0.26
Total from investment operations	0.41

Less distributions from:
Net investment income	(0.06)
Total distributions	(0.06)
Paid-in-Capital From Redemption Fees	0.00 (9)
Net asset value, end of period	$10.35
Total return(3)(8)	4.11%
Net assets, at end of period (000s)	$68,027
Ratio of gross expenses to average net assets(4)(5)(6)	1.66%
Ratio of net expenses to average net assets(5)(6)	1.66%
Ratio of net investment income to average net assets(5)(6)(7)	2.28%
Portfolio Turnover Rate(8)	26%

(1)	The HCM Income Plus Fund’s Class A shares commenced operations on November 9, 2016.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Annualized for periods less than one year.
(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Amount represents less than $0.005 per share.

44

HCM Income Plus Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
Investor Class	June 30, 2017(1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income(2)	0.10
Net realized and unrealized gain on investments	0.27
Total from investment operations	0.37

Less distributions from:
Net investment income	(0.06)
Total distributions	(0.06)
Paid-in-Capital From Redemption Fees	0.00 (9)
Net asset value, end of period	$10.31
Total return(3)(8)	3.72%
Net assets, at end of period (000s)	$3,501
Ratio of gross expenses to average net assets(4)(5)(6)	2.41%
Ratio of net expenses to average net assets(5)(6)	2.41%
Ratio of net investment income to average net assets(5)(6)(7)	1.58%
Portfolio Turnover Rate(8)	26%

(1)	The HCM Income Plus Fund’s Investor Class shares commenced operations on November 9, 2016.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Annualized for periods less than one year.
(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Amount represents less than $0.005 per share.
45

Rev. February 2014 PRIVACY NOTICE
FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: ▪ Social Security number ▪ Purchase History ▪ Assets ▪ Account Balances ▪ Retirement Assets ▪ Account Transactions
▪ Transaction History ▪ Wire Transfer Instructions ▪ Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

46

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Northern Lights Fund Trust III doesn’t jointly market.
47

HCM Dividend Sector Plus Fund

HCM Tactical Growth Fund

HCM Income Plus Fund

Adviser	Howard Capital Management, Inc. 1145 Hembree Road Roswell, Georgia 30076
Independent Registered Public Accounting Firm	RSM US LLP 555 Seventeenth Street, Suite 1000 Denver, Colorado 80202
Custodian	MUFG Union Bank, N.A. 350 California Street, Suite 2 San Francisco, California 94104
Distributor	Northern Lights Distributors, LLC 17605 Wright Street Omaha, Nebraska 68130
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215
Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

Additional information about the Funds is included in the Funds’ Statement of Additional Information dated November 1, 2017. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds’ policies and management. Additional information about each Fund’s investments will also be available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Funds’ Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-855-969-8464 or visit www.howardcmfunds.com. You may also write to:

HCM Dividend Sector Plus Fund

HCM Tactical Growth Fund

HCM Income Plus Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

You may review and obtain copies of the Funds’ information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22655